Shareholder Report, Holdings (Details) - BNY Mellon Select Managers Small Cap Growth Fund	May 31, 2024
Class A - DSGAX | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class A - DSGAX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A - DSGAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A - DSGAX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A - DSGAX | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A - DSGAX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A - DSGAX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class A - DSGAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class A - DSGAX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class A - DSGAX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class C - DSGCX | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class C - DSGCX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C - DSGCX | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C - DSGCX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C - DSGCX | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C - DSGCX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C - DSGCX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class C - DSGCX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class C - DSGCX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class C - DSGCX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class I - DSGIX | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class I - DSGIX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I - DSGIX | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I - DSGIX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I - DSGIX | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I - DSGIX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I - DSGIX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class I - DSGIX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class I - DSGIX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class I - DSGIX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%